Long-term debt and credit facilities (Tables)	12 Months Ended
Mar. 31, 2015
Debt Disclosure [Abstract]
Summary of Components of Long-Term Debt

The components of long-term debt were as follows:

	March 31, 2015	March 31, 2014
Term loan	$110,938	$120,313
Unamortized debt discount	(4,440)	(6,015)
Current portion of long-term debt	(10,156)	(9,375)

	$96,342	$104,923

Long-Term Debt Repayments for Next Five Years

Long-term debt repayments for each of the next five years are as follows:

	Fiscal year ending March 31,
	2016	2017	2018	2019	2020	Total
Long-term debt principal	$10,156	$12,500	$88,282	$—	$—	$110,938
Future interest obligations on long-term debt	$11,467	$10,231	$7,543	$—	$—	$29,241